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C000016557
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A
Accumulated Value		$ 9,425		$ 9,158		$ 8,872		$ 8,227		$ 8,084		$ 9,021		$ 9,008		$ 8,813		$ 9,243		$ 9,685		$ 9,998		$ 10,245			$ 10,226		$ 9,757		$ 9,734		$ 10,335		$ 10,544		$ 10,831		$ 11,072		$ 11,327		$ 11,327		$ 12,058		$ 12,378		$ 12,300		$ 12,757		$ 12,913		$ 13,373		$ 14,580		$ 13,793		$ 13,602		$ 13,432		$ 13,045		$ 12,605		$ 12,874		$ 12,514		$ 12,448		$ 11,635		$ 12,081		$ 11,712		$ 12,715		$ 12,701		$ 12,945		$ 13,189		$ 12,306		$ 13,077		$ 12,767		$ 12,174		$ 12,464		$ 12,919		$ 13,031		$ 13,939		$ 13,093		$ 12,644		$ 10,885		$ 11,704		$ 11,751		$ 12,510		$ 13,557		$ 13,966		$ 13,885		$ 14,308		$ 15,429		$ 16,513		$ 16,981		$ 17,239		$ 16,791		$ 16,981		$ 16,988		$ 17,015		$ 15,814		$ 15,970		$ 15,264		$ 15,176		$ 14,416		$ 14,570		$ 14,474		$ 13,613		$ 13,317		$ 12,435		$ 12,690		$ 11,973		$ 11,732		$ 11,787		$ 10,781		$ 10,086		$ 11,636		$ 11,394	$ 12,553	$ 11,528	$ 11,900	$ 11,563	$ 11,099	$ 11,654	$ 12,209	$ 11,457	$ 11,169	$ 10,804	$ 11,654	$ 12,091	$ 11,654	$ 12,062	$ 12,456	$ 12,406	$ 12,643	$ 13,023	$ 12,894	$ 13,123	$ 13,790	$ 13,302	$ 13,116	$ 12,972	$ 13,094	$ 13,080	$ 13,130	$ 13,195	$ 13,833	$ 14,556	$ 14,542	$ 14,764	$ 15,796	$ 16,413
C000016560
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,709		9,403		8,715		8,554		9,541		9,518		9,311		9,755		10,214		10,543		10,796			10,765		10,268		10,237		10,865		11,079		11,370		11,614		11,875		11,867		12,624		12,953		12,862		13,336		13,481		13,963		15,210		14,384		14,178		13,986		13,573		13,106		13,382		12,992		12,915		12,066		12,525		12,127		13,160		13,145		13,382		13,627		12,708		13,497		13,168		12,540		12,831		13,298		13,405		14,334		13,453		12,982		11,166		12,000		12,039		12,812		13,870		14,280		14,195		14,612		15,748		16,847		17,312		17,568		17,103		17,281		17,281		17,289		16,064		16,211		15,490		15,390		14,607		14,753		14,644		13,769		13,456		12,558		12,816		12,081		11,823		11,878		10,854		10,143		11,698		11,458	12,612	11,569	11,940	11,592	11,118	11,671	12,217	11,458	11,157	10,794	11,632	12,061	11,620	12,021	12,397	12,341	12,573	12,942	12,806	13,030	13,687	13,190	12,998	12,846	12,958	12,942	12,982	13,038	13,654	14,359	14,335	14,551	15,553	16,153
C000205760
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value	$ 10,000		$ 10,294		$ 9,631		$ 10,000		$ 9,690		$ 10,527		$ 10,521		$ 10,721		$ 10,926		$ 10,197		$ 10,839		$ 10,580			$ 10,089		$ 10,332		$ 10,721		$ 10,818		$ 11,576		$ 10,877		$ 10,503		$ 9,044		$ 9,727		$ 9,765		$ 10,398		$ 11,268		$ 11,609		$ 11,549		$ 11,907		$ 12,837		$ 13,746		$ 14,136		$ 14,354		$ 13,991		$ 14,147		$ 14,159		$ 14,181		$ 13,188		$ 13,316		$ 12,736		$ 12,663		$ 12,033		$ 12,159		$ 12,085		$ 11,370		$ 11,120		$ 10,387		$ 10,603		$ 10,007		$ 9,802		$ 9,853		$ 9,013		$ 8,434		$ 9,734		$ 9,539		$ 10,508		$ 9,649		$ 9,963		$ 9,684		$ 9,295		$ 9,765		$ 10,236		$ 9,609		$ 9,365		$ 9,063		$ 9,771		$ 10,142		$ 9,780		$ 10,124		$ 10,457		$ 10,415		$ 10,617		$ 10,938		$ 10,837		$ 11,033		$ 11,591		$ 11,187		$ 11,027		$ 10,915		$ 11,016		$ 11,010		$ 11,052		$ 11,112		$ 11,647		$ 12,260		$ 12,248		$ 12,439		$ 13,314		$ 13,832
C000016561
Account Value [Line Items]
Line Graph and Table Measure Name																									Class S
Accumulated Value		10,000		9,707		9,409		8,727		8,577		9,579		9,566		9,354		9,818		10,288		10,622		10,888			10,868		10,370		10,345		10,997		11,216		11,525		11,785		12,059		12,059		12,841		13,184		13,101		13,588		13,753		14,246		15,537		14,702		14,502		14,315		13,908		13,439		13,736		13,350		13,281		12,418		12,894		12,501		13,572		13,565		13,822		14,086		13,148		13,968		13,641		13,002		13,314		13,808		13,933		14,905		14,005		13,523		11,639		12,517		12,567		13,389		14,508		14,947		14,862		15,316		16,520		17,682		18,184		18,464		17,991		18,199		18,206		18,235		16,958		17,123		16,370		16,276		15,466		15,630		15,527		14,608		14,287		13,346		13,623		12,857		12,594		12,660		11,580		10,836		12,499		12,246	13,498	12,387	12,790	12,432	11,933	12,536	13,133	12,328	12,015	11,627	12,536	13,017	12,544	12,986	13,413	13,359	13,618	14,030	13,900	14,144	14,867	14,342	14,144	13,990	14,127	14,112	14,165	14,242	14,928	15,714	15,699	15,943	17,056	17,728
C000063926
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		1,000,000		971,390		941,481		873,208		858,188		958,549		957,184		936,019		981,762		1,029,553		1,063,006		1,088,950			1,087,584		1,037,745		1,035,258		1,099,790		1,122,445		1,152,652		1,178,739		1,206,886		1,206,886		1,285,148		1,319,474		1,311,236		1,359,978		1,377,141		1,426,357		1,555,649		1,471,990		1,451,939		1,433,271		1,392,479		1,346,155		1,375,194		1,336,475		1,329,561		1,243,828		1,291,534		1,251,782		1,359,814		1,358,420		1,384,209		1,411,391		1,317,298		1,399,542		1,366,784		1,303,359		1,334,723		1,384,209		1,396,057		1,494,019		1,403,709		1,355,354		1,166,913		1,255,089		1,260,067		1,342,555		1,454,908		1,498,996		1,491,174		1,536,685		1,656,860		1,774,243		1,824,689		1,852,794		1,805,231		1,826,130		1,826,851		1,829,734		1,701,458		1,718,753		1,643,085		1,634,437		1,552,283		1,569,263		1,558,992		1,466,553		1,435,007		1,340,367		1,368,245		1,291,212		1,264,801		1,271,404		1,162,825		1,087,993		1,255,998		1,230,756	1,356,006	1,245,006	1,285,506	1,249,506	1,199,256	1,260,006	1,320,756	1,239,006	1,208,256	1,169,255	1,260,756	1,308,589	1,261,799	1,306,288	1,348,476	1,343,873	1,369,186	1,411,374	1,398,334	1,422,880	1,495,749	1,442,823	1,422,880	1,407,720	1,421,558	1,420,021	1,426,171	1,433,091	1,502,285	1,581,474	1,580,705	1,605,308	1,717,556	1,784,444
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value		10,000		9,610		9,396		8,786		8,772		9,933		9,987		9,614		9,998		10,501		10,762		10,901			10,927		10,424		10,447		11,018		11,356		11,642		11,897		12,249		12,372		13,110		13,402		13,349		13,817		13,845		14,342		15,537		14,820		14,545		14,481		13,967		13,387		13,681		13,311		13,241		12,088		12,586		12,252		13,325		13,355		13,467		13,751		12,753		13,549		13,383		12,731		12,974		13,521		13,502		14,509		13,833		13,104		11,085		12,100		12,193		13,090		14,259		14,575		14,341		14,636		15,990		17,166		17,692		17,827		17,558		17,995		18,412		18,444		17,203		17,653		16,952		17,119		16,421		16,729		16,413		15,922		15,562		14,697		14,761		13,781		13,747		13,804		12,186		11,807		13,559		13,368	14,424	13,488	13,897	13,739	13,509	14,022	14,894	13,977	13,611	13,083	14,130	14,682	14,000	14,666	15,030	15,097	15,182	15,781	15,828	16,084	17,157	16,394	15,805	15,784	16,066	16,144	16,246	16,459	17,161	18,193	18,548	18,786	20,130	20,971
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value		10,000		9,610		9,396		8,786		8,772		9,933		9,987		9,614		9,998		10,501		10,762		10,901			10,927		10,424		10,447		11,018		11,356		11,642		11,897		12,249		12,372		13,110		13,402		13,349		13,817		13,845		14,342		15,537		14,820		14,545		14,481		13,967		13,387		13,681		13,311		13,241		12,088		12,586		12,252		13,325		13,355		13,467		13,751		12,753		13,549		13,383		12,731		12,974		13,521		13,502		14,509		13,833		13,104		11,085		12,100		12,193		13,090		14,259		14,575		14,341		14,636		15,990		17,166		17,692		17,827		17,558		17,995		18,412		18,444		17,203		17,653		16,952		17,119		16,421		16,729		16,413		15,922		15,562		14,697		14,761		13,781		13,747		13,804		12,186		11,807		13,559		13,368	14,424	13,488	13,897	13,739	13,509	14,022	14,894	13,977	13,611	13,083	14,130	14,682	14,000	14,666	15,030	15,097	15,182	15,781	15,828	16,084	17,157	16,394	15,805	15,784	16,066	16,144	16,246	16,459	17,161	18,193	18,548	18,786	20,130	20,971
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,309		$ 9,411		$ 9,799		$ 9,540		$ 10,375		$ 10,398		$ 10,486		$ 10,706		$ 9,929		$ 10,549		$ 10,420			$ 9,912		$ 10,101		$ 10,527		$ 10,513		$ 11,297		$ 10,770		$ 10,203		$ 8,631		$ 9,421		$ 9,494		$ 10,192		$ 11,102		$ 11,348		$ 11,166		$ 11,396		$ 12,450		$ 13,365		$ 13,775		$ 13,880		$ 13,671		$ 14,011		$ 14,336		$ 14,361		$ 13,394		$ 13,745		$ 13,199		$ 13,329		$ 12,786		$ 13,025		$ 12,779		$ 12,397		$ 12,117		$ 11,443		$ 11,493		$ 10,730		$ 10,703		$ 10,748		$ 9,488		$ 9,193		$ 10,557		$ 10,408		$ 11,230		$ 10,502		$ 10,820		$ 10,698		$ 10,518		$ 10,917		$ 11,597		$ 10,883		$ 10,598		$ 10,186		$ 11,001		$ 11,431		$ 10,901		$ 11,419		$ 11,702		$ 11,755		$ 11,821		$ 12,287		$ 12,324		$ 12,523		$ 13,359		$ 12,765		$ 12,306		$ 12,289		$ 12,509		$ 12,569		$ 12,649		$ 12,815		$ 13,362		$ 14,165		$ 14,442		$ 14,627		$ 15,673		$ 16,328
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value		10,000		9,610		9,396		8,786		8,772		9,933		9,987		9,614		9,998		10,501		10,762		10,901			10,927		10,424		10,447		11,018		11,356		11,642		11,897		12,249		12,372		13,110		13,402		13,349		13,817		13,845		14,342		15,537		14,820		14,545		14,481		13,967		13,387		13,681		13,311		13,241		12,088		12,586		12,252		13,325		13,355		13,467		13,751		12,753		13,549		13,383		12,731		12,974		13,521		13,502		14,509		13,833		13,104		11,085		12,100		12,193		13,090		14,259		14,575		14,341		14,636		15,990		17,166		17,692		17,827		17,558		17,995		18,412		18,444		17,203		17,653		16,952		17,119		16,421		16,729		16,413		15,922		15,562		14,697		14,761		13,781		13,747		13,804		12,186		11,807		13,559		13,368	14,424	13,488	13,897	13,739	13,509	14,022	14,894	13,977	13,611	13,083	14,130	14,682	14,000	14,666	15,030	15,097	15,182	15,781	15,828	16,084	17,157	16,394	15,805	15,784	16,066	16,144	16,246	16,459	17,161	18,193	18,548	18,786	20,130	20,971
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value		$ 1,000,000		$ 960,992		$ 939,570		$ 878,616		$ 877,178		$ 993,253		$ 998,651		$ 961,399		$ 999,823		$ 1,050,136		$ 1,076,234		$ 1,090,073			$ 1,092,672		$ 1,042,375		$ 1,044,677		$ 1,101,845		$ 1,135,575		$ 1,164,241		$ 1,189,730		$ 1,224,904		$ 1,237,235		$ 1,310,986		$ 1,340,228		$ 1,334,899		$ 1,381,695		$ 1,384,469		$ 1,434,167		$ 1,553,699		$ 1,482,043		$ 1,454,487		$ 1,448,052		$ 1,396,742		$ 1,338,712		$ 1,368,120		$ 1,331,127		$ 1,324,062		$ 1,208,759		$ 1,258,572		$ 1,225,231		$ 1,332,509		$ 1,335,505		$ 1,346,714		$ 1,375,065		$ 1,275,288		$ 1,354,880		$ 1,338,313		$ 1,273,061		$ 1,297,363		$ 1,352,069		$ 1,350,209		$ 1,450,942		$ 1,383,307		$ 1,310,361		$ 1,108,536		$ 1,210,049		$ 1,219,343		$ 1,308,976		$ 1,425,949		$ 1,457,469		$ 1,434,092		$ 1,463,639		$ 1,599,007		$ 1,716,556		$ 1,769,182		$ 1,782,714		$ 1,755,790		$ 1,799,505		$ 1,841,236		$ 1,844,409		$ 1,720,283		$ 1,765,312		$ 1,695,157		$ 1,711,876		$ 1,642,112		$ 1,672,924		$ 1,641,257		$ 1,592,199		$ 1,556,238		$ 1,469,670		$ 1,476,141		$ 1,378,052		$ 1,374,667		$ 1,380,406		$ 1,218,578		$ 1,180,743		$ 1,355,868		$ 1,336,810	$ 1,442,366	$ 1,348,840	$ 1,389,693	$ 1,373,944	$ 1,350,867	$ 1,402,159	$ 1,489,445	$ 1,397,695	$ 1,361,142	$ 1,308,255	$ 1,412,955	$ 1,468,193	$ 1,400,019	$ 1,466,621	$ 1,502,963	$ 1,509,688	$ 1,518,215	$ 1,578,099	$ 1,582,795	$ 1,608,350	$ 1,715,748	$ 1,639,443	$ 1,580,537	$ 1,578,367	$ 1,606,573	$ 1,614,356	$ 1,624,575	$ 1,645,924	$ 1,716,143	$ 1,819,330	$ 1,854,787	$ 1,878,578	$ 2,012,961	$ 2,097,084